Segment Information (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Corporate and other information
OPERATING (LOSS) INCOME	$ 647	$ 663	$ (225)